Advances to Suppliers, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Advances to Suppliers, net
Advances to suppliers	$ 3,695,682	$ 37,742
Allowance for doubtful accounts	0	(3,611)
Advances to suppliers, net	$ 3,695,682	$ 34,131